RESTRICTED ASSETS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Disclosure of restricted assets [abstract]
Judicial deposits	$ 36,290
Securities borrowings	$ 2,639,000
Nominal Average Rate, Restricted Asset	64.99%